Description of Business and Summary of Significant Accounting Policies - Regulations (Details)							6 Months Ended	12 Months Ended
	Apr. 18, 2023 shares	Jan. 07, 2022 USD ($) shares	Nov. 19, 2021 USD ($) $ / shares shares	Jun. 04, 2021 USD ($) shares	Apr. 06, 2021 USD ($) $ / shares shares	Apr. 05, 2021 USD ($) shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2023 $ / shares shares	Aug. 25, 2022 USD ($) item	Aug. 25, 2021 USD ($) $ / shares shares	Mar. 12, 2021 USD ($) $ / shares shares
Description of Business and Summary of Significant Accounting Policies And Going Concern
Common stock, shares authorized | shares								50,000,000	50,000,000	50,000,000
Issuance of common stock							$ 203,438	$ 1,023,645	$ 7,633,045
Amount of authorized units												$ 5,000,000.00
Common stock, par value | $ / shares								$ 0.01	$ 0.01	$ 0.01
Minimum target amount under offering												100,000
Investor
Description of Business and Summary of Significant Accounting Policies And Going Concern
Proceeds from issuance								$ 4,353,480
Offering costs								$ 48,000
Regulation D Common Stock Offering
Description of Business and Summary of Significant Accounting Policies And Going Concern
Offering costs				$ 62,000
Common Class A [Member]
Description of Business and Summary of Significant Accounting Policies And Going Concern
Issuance of common stock (in shares) | shares	1,573,330
Maximum amount of discretion of authorized shares												$ 5,000,000.00
Number of shares per unit | shares												1
Common stock, par value | $ / shares												$ 0.01
Number of warrants per unit | shares												1
Number of shares per warrant | shares												1
Common Class A [Member] | Regulation D Common Stock Offering
Description of Business and Summary of Significant Accounting Policies And Going Concern
Amount of authorized shares													$ 5,000,000.00
Common stock, shares authorized | shares													326,797
Initial minimum investment					$ 5,000								$ 25,000
Fair Value of Class A Shares of Common Stock | $ / shares					$ 19.20								$ 15.30
Issuance of common stock				$ 82,000	$ 700,000	$ 3,920,000
Issuance of common stock (in shares) | shares				4,280	36,458	255,965
CF Common stock
Description of Business and Summary of Significant Accounting Policies And Going Concern
Number of units issued | shares			217,674					227,345
Proceeds from issuance								$ 4,546,900
Number of additional units issued | shares								9,921
Units refunded											$ 5,000
Number of investors, units refunded | item											2
Proceeds from issuance of additional units								$ 198,420
Number of units reserved for sale | shares			250,000
Reserved price per unit | $ / shares			$ 20.00
Gross proceeds from units reserved			$ 5,000,000
D Common Stock
Description of Business and Summary of Significant Accounting Policies And Going Concern
Number of units issued | shares								48,198
Proceeds from issuance								$ 963,956	$ 858,956
Number of additional units issued | shares								5,250	42,948
Proceeds from issuance of additional units								$ 105,000
S Common Stock
Description of Business and Summary of Significant Accounting Policies And Going Concern
Number of units issued | shares		11,221							10,971
Proceeds from issuance		$ 224,416							$ 219,416
Number of additional units issued | shares								250
Proceeds from issuance of additional units								$ 5,000